Corporate information	6 Months Ended
Dec. 31, 2024
Corporate information
Corporate information

1.Corporate information

MYT Netherlands Parent B.V. (the “Company”, together with its subsidiaries, “Mytheresa Group”) is a private company with limited liability incorporated by MYT Holding LLC under the laws of the Netherlands on May 31, 2019. The statutory seat of the Company is in Amsterdam, the Netherlands. The registered office address of the Company is Einsteinring 9, 85609 Aschheim, Germany. The Company is registered at the trade register of the German Chamber of Commerce under number 261084.

The Company is a holding company. Through its subsidiary Mytheresa Group GmbH (“MGG”), Mytheresa Group operates a digital platform for the global luxury fashion consumer, in addition to its flagship retail store and men’s location in Munich. Mytheresa Group started as one of the first multi-brand luxury boutiques in Germany and launched its online business in 2006. Mytheresa Group provides customers with a highly curated selection of products, access to exclusive capsule collections, in-house produced content, and a personalized, memorable shopping experience.

As of December 31, 2024, 77.5% of the shares of the Company were held by MYT Holding LLC, USA. The ultimate controlling party of Mytheresa Group is MYT Ultimate Parent LLC, USA as of December 31, 2024.

The interim consolidated financial statements of Mytheresa Group were authorized for issue by the Management Board on February 11, 2025.